Intellectual Property	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intellectual Property
5.	Intellectual Property

The attributable intellectual property relates to Sapientia’s various patents, which the Company is amortizing over 20 years, consistent with its accounting policy. During the three and six months ended January 31, 2021, the Company recorded $4,686 and $9,372, respectively in amortization on intellectual property (for the three and six months ended January 31, 2020 - $4,686 and $9,372, respectively).

Costs
July 31, 2020:			Accumulated Amortization			Net Book Value
July 31, 2019	Additions	July 31, 2020	July 31, 2019	Amortization during the year	July 31, 2020	July 31, 2020
$374,852	$-	$374,852	$35,637	$18,741	$54,378	$320,474

October 31, 2020:
July 31, 2020	Additions	January 31, 2021	July 31, 2020	Amortization during the period	January 31, 2021	January 31, 2021
$374,852	$-	$374,852	$54,378	$9,372	$63,750	$311,102

4. Intellectual Property

The attributable intellectual property relates to Sapientia’s various patents, which the Company is amortizing over 20 years, consistent with its accounting policy. During the year ended July 31, 2020, the Company recorded $18,741 in amortization on intellectual property (2019 - $18,743).

Costs			Accumulated Amortization			Net Book Value
July 31, 2019:
July 31, 2018	Additions	July 31, 2019	July 31, 2018	Amortization during the year	July 31, 2019	July 31, 2019
$374,852	$-	$374,852	$16,894	$18,743	$35,637	$339,215

July 31, 2020:
July 31, 2019	Additions	July 31, 2020	July 31, 2019	Amortization during the year	July 31, 2020	July 31, 2020
$374,852	$-	$374,852	$35,637	$18,741	$54,378	$320,474